ACQUISITION AND BUSINESS COMBINATION (Details) - Salva Rx [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Mar. 31, 2019 USD ($) $ / shares
IfrsStatementLineItems [Line Items]
Net loss	$ (5,160)
Net loss applicable to common stockholders	$ 3,920
Net loss per share, basic and diluted | $ / shares	$ (0.01)